Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Liabilities (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	€ 75,798,415	€ 51,346,290	€ 22,372,432
Interest	3,942,321	3,810,981	526,795
Total	79,740,736	55,157,271	22,899,227
2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital			12,627,970
Interest			201,148
Total			12,829,118
1 July 2022 - 30 June 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	52,523,968	33,768,839	1,853,412
Interest	1,190,512	1,057,597	151,482
Total	53,714,480	34,826,436	2,004,894
1 July 2023 - 30 June 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	3,831,580	2,253,069	4,756,490
Interest	1,078,567	966,946	96,936
Total	4,910,147	3,220,015	4,853,426
1 July 2024 - 30 June 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	5,736,563	4,698,544	1,515,247
Interest	817,903	800,925	45,959
Total	6,554,466	5,499,469	1,561,206
1 July 2025 - 30 June 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	5,188,521	3,619,043	1,374,034
Interest	542,970	551,259	31,270
Total	5,731,491	4,170,302	1,405,304
1 July 2026 - 30 June 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	5,052,833	3,542,975
Interest	272,040	327,444
Total	5,324,873	3,870,419
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	3,464,949	3,463,820	245,279
Interest	40,329	106,810	0
Total	€ 3,505,278	€ 3,570,630	€ 245,279